WORKING CAPITAL FUNDING LOANS	6 Months Ended
Jun. 30, 2025
Working Capital Funding Loans
WORKING CAPITAL FUNDING LOANS

NOTE 5 – WORKING CAPITAL FUNDING LOANS

The Company finances short term working capital requirements in between capital raises by entering into secured borrowing agreements for which future receivables are pledged to repay these short-term obligations. Funding is generally nonrecourse one-time fixed amount financing arrangements and contain a performance and personal guarantee by the CEO and COO. Repayments are made generally on a weekly basis out of available daily deposits until the financing has been repaid in full. Future sales of revenues are not within the scope of ASC 860 (Transfers and Servicing of Financial Assets), as such these arrangements are accounted for under ASC 470 (Debt) as short term working capital loans. Accordingly, these working capital funding loans are reported current liabilities on the balance sheets. Upon receipt of financing proceeds the Company recognizes a liability equal to the loan proceeds received and accrued interest payable equal to the spread between total agreed upon repayments and the cash loan proceeds. Working capital funding loans consisted of the following:

	JUNE 30,	DECEMBER 31,
	2025	2024
	(Unaudited)
NewCo Capital Group Future Revenue Purchase Agreement dated March 3, 2023 (1)	$40,630	$40,630
Parkside Funding Group LLC Revenue Purchase Agreement dated August 3, 2023 (2)	49,284	49,284
Funding Futures Revenue Purchase Agreement dated February 27, 2024 (3)	25,982	25,982
ClearThink Capital Partners LLC (4)	137,500	50,000
Total working capital funding loans	$253,396	$165,896

(1)	On March 2, 2023, the Company entered into a future revenue purchase agreement and received proceeds of $120,000 (net of underwriting and original fees of $7,200) for which $169,200 will be repaid in 36 weekly installments of $4,700, with a minimum payment of 10% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO and COO. The percentage purchased factor representing interest expense under this arrangement was approximately 29.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay additional fees of 30% of the unpaid balance to cover legal fees required by the third party to pursue collection in the event of default.

(2)	On August 3, 2023, the Company entered into a future revenue purchase agreement and received proceeds of $57,000 (net of $3,000 in underwriting fees) for which $84,000 will be repaid in weekly installments of $3,231 with a minimum payment of 22% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO and COO. The percentage purchased factor representing interest expense under this arrangement was approximately 32.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 and additional fees of 33% of the unpaid balance to cover legal fees required to pursue collection in the event of default.

(3)	On March 7, 2024, the Company entered into a future revenue purchase agreement and received proceeds of $18,000 (net of $2,000 in underwriting fees) for which $29,980 will be repaid in daily installments of $428, with a minimum payment of 9% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO. The percentage purchased factor representing interest expense under this arrangement was approximately 40.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 or up to 25% of the unpaid balance to cover legal fees required to pursue collection in the event of default.

(4)	On October 3, 2024, as more fully described in Note 9, the Company entered into short term securities lending agreement to borrow up to $150,000 to cover professional service fees associated with the reaudit of the financial statements and costs to maintain reporting compliance. As of June 30, 2025, the unused portion of the securities lending agreement was $77,500.